Personnel expenses - Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Wages and salaries	€ 8,879	€ 8,133	€ 8,081
Social security costs	1,440	1,291	1,330
Additions to provisions for defined benefit pension plans (Note 25)	88	81	96
Contributions to defined contribution pension funds	271	266	279
Other personnel expenses	1,369	1,233	1,321
Total employee benefits expense	€ 12,047	€ 11,004	€ 11,107